UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS






                        FOR THE PERIOD FROM JULY 1, 2001
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2001

                   UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                        FOR THE PERIOD FROM JULY 1, 2001
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2001



                                    CONTENTS



Report of Independent Auditors .........................    1

Statement of Assets, Liabilities and Members' Capital...    2

Statement of Operations ................................    3

Statement of Changes in Members' Capital ...............    4

Notes to Financial Statements ..........................    5

Schedule of Portfolio Investments ......................   13

Schedule of Investments by Country .....................   22

                         Report of Independent Auditors

To the Board of Directors of
         UBS PW Tamarack International Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS PW Tamarack International Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments and the schedule of investments by country, as of December 31, 2001, and the related statements of operations and changes in members' capital for the period from July 1, 2001 (commencement of operations) to December 31, 2001. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS PW Tamarack International Fund, L.L.C. at December 31, 2001, and the results of its operations and changes in its members' capital for the period from July 1, 2001 to December 31, 2001, in conformity with accounting principles generally accepted in the United States.



                                                           /s/ ERNST & YOUNG LLP

New York, New York
February 14, 2002

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $59,147,640)                                  $ 61,616,224
Due from broker                                                                           26,909,357
Cash and cash equivalents                                                                  3,951,040
Unrealized gain on equity swaps                                                               46,592
Unrealized gain on forward foreign currency exchange contracts                                62,636
Receivables:
  Investments sold, not settled                                                            2,372,786
  Dividends                                                                                   42,011
  Interest                                                                                    13,069
-----------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                              95,013,715
-----------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $17,336,708)              18,188,577
Unrealized loss on equity swaps                                                               64,527
Unrealized loss on forward foreign currency exchange contracts                                44,136
Payables:
  Investments purchased, not settled                                                       2,118,705
  Offering costs                                                                             130,694
  PW Admin fee                                                                                77,149
  Professional fees                                                                           47,874
  Administration fee                                                                          38,340
  Miscellaneous                                                                               71,054
-----------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                         20,781,056
-----------------------------------------------------------------------------------------------------

NET ASSETS                                                                              $ 74,232,659
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                               $ 72,608,147
Accumulated net unrealized appreciation on investments, equity swaps and
  other assets and liabilities denominated in foreign currencies                           1,624,512
-----------------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                                                  $ 74,232,659
-----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

 PERIOD FROM JULY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $    457,995
Dividends (less net foreign withholding taxes of $11,802)               108,195
--------------------------------------------------------------------------------


TOTAL INVESTMENT INCOME                                                 566,190
--------------------------------------------------------------------------------

EXPENSES

PW Admin fee                                                            378,767
Organization costs                                                      100,000
Professional fees                                                        83,604
Administration fee                                                       38,340
Miscellaneous                                                           144,718
--------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                745,429
--------------------------------------------------------------------------------

Dividend expense                                                        104,622
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          850,051
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (283,861)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
               EQUITY SWAPS, AND FOREIGN CURRENCY TRANSACTIONS

Net realized loss from:
  Investments                                                        (1,546,530)
  Equity swaps                                                         (150,404)
  Foreign currency                                                   (1,336,278)
Change in net unrealized appreciation/depreciation from:
  Investments                                                         1,616,715
  Equity swaps                                                          (17,935)
  Other assets and liabilities denominated in foreign currencies         25,732
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS,
               EQUITY SWAPS, AND FOREIGN CURRENCY TRANSACTIONS       (1,408,700)
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS               $ (1,692,561)
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------

              PERIOD FROM JULY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001
---------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                                               $ (283,861)
Net realized loss from investments,
  equity swaps, and foreign currency transactions                                 (3,033,212)
Change in net unrealized appreciation/depreciation from investments, equity
  swaps, and other assets and liabilities denominated in foreign currencies        1,624,512
---------------------------------------------------------------------------------------------

 DECREASE IN MEMBERS' CAPITAL
               DERIVED FROM OPERATIONS                                            (1,692,561)
---------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                                75,207,385

Proceeds from Adviser subscriptions                                                1,125,000

Offering costs                                                                      (407,165)

---------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
               FROM CAPITAL TRANSACTIONS                                          75,925,220
---------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                                    -
---------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                               $ 74,232,659
---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS PW Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. Operations of the Fund commenced on July 1, 2001.

         The Fund's Board of Directors, (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS PW Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Adviser is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and ReachCapital Management L.L.C. ("RCMLLC"). PWFA is the managing Member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC will manage the Fund's investment portfolio on behalf of the Adviser under the oversight of PWFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's capital account balance at December 31, 2001 was $1,110,922.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Beginning in December 2002, the Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in June and December. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.       PORTFOLIO VALUATION

         Net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at December 31, 2001 were fair valued.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith, pursuant to policies established by the Directors.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.       PORTFOLIO VALUATION (CONTINUED)

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B.       SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C.       FUND COSTS

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.       INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.   INCOME TAXES (CONTINUED)

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Fund reclassified $283,861 and $3,033,212 from accumulated net investment loss and accumulated net realized loss on investments, equity swaps and foreign currency transactions to net capital contributions. This reclassification was to reflect as an adjustment to net capital contributions the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets or Members' capital.

         E.       CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.       USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly fee (the "PW Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The PW Admin Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Adviser. A portion of the PW Admin Fee will be paid by PWFA to RCMLLC.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a distributor for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Sales loads, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the period ended December 31, 2001, UBS PWI and its affiliates earned brokerage commissions of $141,841 from portfolio transactions executed on behalf of the Fund.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. Generally, at the end of each fiscal year, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period ended December 31, 2001 was $25,142 and has been recorded as an increase to the Adviser's capital account.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the period ended December 31, 2001 were $12,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse certain out of pocket expenses incurred by PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the period ended December 31, 2001, amounted to $280,397,926 and $236,890,060, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $86,102,678 and $103,600,021, respectively

         At December 31, 2001, the tax basis of investments was $43,352,288, resulting in accumulated net unrealized appreciation on investments of $75,924 which consists of $1,868,480 gross unrealized appreciation and $1,792,556 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

5.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding during the period ended December 31, 2001.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, equity swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         The Fund enters into equity swap contracts whereby the Fund receives appreciation and pays depreciation equal to the change in future value of securities based on a notional amount. The Fund is subject to the market risk associated with changes in the value of the underlying equity securities, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized in the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate future cash to be received or paid, respectively. At December 31, 2001, due from broker includes approximately $3.9 million paid to the broker related to equity swaps.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio  positions.  The  Fund  may also  purchase  and sell  forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         At December 31, 2001, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:


                                                               Value on                                        Unrealized
             Open Foreign Currency                            Settlement                                  -------------------
             Sale Contracts                                     Date          Current Value              Gain           Loss
             -------------------------------------------------------------------------------------------------------------------

             Euros
                 Expiring 01/15/02                             $2,727,000       $2,759,122               $32,122       $      -
             -------------------------------------------------------------------------------------------------------------------

             Euros
                 Expiring 01/15/02                             $1,635,000        $1,653,127              $18,127       $      -
             -------------------------------------------------------------------------------------------------------------------

             Euros
                 Expiring 01/15/02                             $1,635,000        $1,647,387              $12,387       $      -
             -------------------------------------------------------------------------------------------------------------------

             British Pounds
                 Expiring 02/15/02                             $3,886,118        $3,841,982              $     -       $(44,136)
             -------------------------------------------------------------------------------------------------------------------

                                                                                                         $62,636       $(44,136)
                                                                                                         =======================

         During the period ended December 31, 2001, the Fund did not trade any futures contracts or engage in option transactions.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                 PERIOD FROM
                                                                 JULY 1, 2001
                                                               (COMMENCEMENT OF
                                                             OPERATIONS) THROUGH
                                                              DECEMBER 31, 2001
                                                              -----------------
         Ratio of net investment loss to average net assets           -0.84%*
         Ratio of total expenses to average net assets                 2.53%*
         Portfolio turnover rate                                     375.17%
         Total return                                                 -4.09%**
         Net asset value at end of period                       $74,232,659



         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001


SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

             COMMON STOCK (83.00%)
             ---------------------
             ADVERTISING SERVICES (2.19%)
   935,309   Aegis Group PLC - (United Kingdom)**,(a)              $  1,265,973
   510,630   Incepta Group PLC - (United Kingdom)**                     356,725
                                                                   ------------
                                                                      1,622,698
                                                                   ------------

             AIRLINES (2.31%)
   250,830   EasyJet PLC - (United Kingdom)*,**,(a)                   1,713,962
                                                                   ------------

             AUDIO/VIDEO PRODUCTS (1.51%)
    24,448   Sony Corp. - (Japan)**                                   1,117,378
                                                                   ------------

             AUTO - CARS/LIGHT TRUCKS (1.93%)
     3,775   Porsche AG - (Germany)*,**,(a)                           1,434,885
                                                                   ------------

             BEVERAGES - WINES/SPIRITS (0.78%)
     7,443   Pernod Ricard SA - (France)*,**                            576,555
                                                                   ------------

             BREWERY (1.88%)
    68,573   Hartwall Oyj ABP - (Finland)**,(a)                       1,398,178
                                                                   ------------

             BROADCAST SERVICES/PROGRAMMING (3.01%)
   424,681   Hit Entertainment PLC - (United Kingdom)**,(a)           2,234,382
                                                                   ------------

             CELLULAR TELECOMMUNICATIONS (0.42%)
    11,954   VimpelCom - SP - ADR*                                      311,402
                                                                   ------------

             COMMERCIAL BANKS - NON U.S. (4.74%)
   102,005   Bank of Ireland - (Ireland)**,(a)                          965,447
    43,668   Gjensidige NOR Sparebanken - (Norway)**,(a)              1,324,264
     3,655   Julius Baer Holding Ltd. - (Switzerland)**               1,232,797
                                                                   ------------
                                                                      3,522,508
                                                                   ------------

             COMPUTER SERVICES (0.78%)
   179,765   Getronics NV - (Netherlands)**                             582,613
                                                                   ------------


     The preceding notes are an integral part of these financial statements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001


SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

             COMMON STOCK (CONTINUED)
             ------------------------
             COMPUTER SOFTWARE (1.20%)
    33,223   Navision A/S - (Denmark)*,**                          $    891,208
                                                                   ------------

             CONTAINERS - METAL/GLASS (1.74%)
   236,320   Rexam PLC - (United Kingdom)**                           1,288,927
                                                                   ------------

             DIVERSIFIED MANUFACTURING OPERATIONS (2.99%)
   144,602   Bombardier, Inc. - (Canada)**                            1,494,702
   518,255   Cookson Group PLC - (United Kingdom)**                     724,104
                                                                   ------------
                                                                      2,218,806
                                                                   ------------

             DIVERSIFIED MINERALS (1.52%)
   141,739   Tech Cominco Ltd. - (Canada)**,(a)                       1,129,465
                                                                   ------------

             DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (1.00%)
    26,456   FirstService Corp. - (Canada)*,**,(a)                      744,658
                                                                   ------------

             ELECTRIC INTEGRATED (2.36%)
    17,023   E.On AG - (Germany)**                                      881,828
    80,000   Public Power Corp. - (Greece)*,**                          867,583
                                                                   ------------
                                                                      1,749,411
                                                                   ------------

             ELECTRONIC COMPONENTS - MISCELLANEOUS (1.10%)
   151,713   Minebea Co., Ltd. - (Japan)**                              817,255
                                                                   ------------

             ELECTRONIC COMPONENTS - SEMICONDUCTORS (2.84%)
   304,141   ARM Holdings PLC - (United Kingdom)*,**                  1,589,116
     4,219   Esec Holding AG - (Switzerland)*,**,(a)                    520,930
                                                                   ------------
                                                                      2,110,046
                                                                   ------------

     The preceding notes are an integral part of these financial statements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001


SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

             COMMON STOCK (CONTINUED)
             ------------------------
             FINANCE - INVESTMENT BANKER/BROKER (2.32%)
    66,978   Close Brothers Group PLC - (United Kingdom)*,**       $    784,719
    32,747   Van der Moolen Holding NV - (Netherlands)**                940,319
                                                                   ------------
                                                                      1,725,038
                                                                   ------------

             FOOD - MISCELLANEOUS/DIVERSIFIED (1.47%)
     5,124   Nestle SA - (Switzerland)**,(a)                          1,092,518
                                                                   ------------

             FOOTWEAR & RELATED APPAREL (1.06%)
    19,296   Tod's SpA - (Italy)*,**                                    790,313
                                                                   ------------

             MACHINERY - GENERAL INDUSTRY (0.66%)
    18,314   Muehlbauer Holding AG & Co. - (Germany)**                  489,191
                                                                   ------------

             MEDICAL DRUGS (5.14%)
    30,087   Altana AG - (Germany) **,(a)                             1,500,171
    19,774   Aventis SA - (France)**,(a)                              1,404,103
     1,044   Serono SA Class B - (Switzerland) **                       911,140
                                                                   ------------
                                                                      3,815,414
                                                                   ------------

             METAL - ALUMINUM (1.41%)
    20,324   Pechiney SA - (France)**                                 1,047,759
                                                                   ------------

             MONEY CENTER BANKS (2.76%)
    34,064   Credit Suisse Group - (Switzerland)**                    1,452,596
    17,748   KBC Bankverzekeringsholdings - (Belgium)**                 595,751
                                                                   ------------
                                                                      2,048,347
                                                                   ------------

             MULTI-LINE INSURANCE (2.38%)
    57,537   Axa - (France)**                                         1,202,359
     2,405   Zurich Financial Services AG - (Switzerland)*,**           564,207
                                                                   ------------
                                                                      1,766,566
                                                                   ------------


     The preceding notes are an integral part of these financial statements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001


SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

             COMMON STOCK (CONTINUED)
             ------------------------
             MULTIMEDIA (1.96%)
    45,801   The News Corp. Ltd - ADR                              $  1,456,930
                                                                   ------------

             OIL COMPANY - INTEGRATED (1.28%)
    75,817   ENI SpA - (Italy)**,(a)                                    950,480
                                                                   ------------

             PAPER & RELATED PRODUCTS (1.52%)
   154,820   Abitibi - Consolidated, Inc. - (Canada)**,(a)            1,127,985
                                                                   ------------

             PUBLIC THOROUGHFARES (1.38%)
   241,750   Brisa-Auto Estradas de Portugal SA - (Portugal)**,(a)    1,024,583
                                                                   ------------

             PUBLISHING - PERIODICALS (1.24%)
   128,351   Eniro AB - (Sweden)*,**,(a)                                917,694
                                                                   ------------

             QUARRYING (0.88%)
   506,090   Aggregate Industries PLC - (United Kingdom)**              650,023
                                                                   ------------

             REINSURANCE (1.70%)
    25,957   Converium Holding AG - (Switzerland)*,**                 1,261,665
                                                                   ------------

             RENTAL AUTO/EQUIPMENET (1.27%)
   397,701   Avis Europe PLC - (United Kingdom)**,(a)                   943,475
                                                                   ------------

             RETAIL BUILDING PRODUCTS (1.56%)
    22,435   Castorama Dubois Investissement SA - (France)**,(a)      1,155,589
                                                                   ------------

             RETAIL COMPUTER EQUIPMENT (2.26%)
   842,125   Electronics Boutique PLC - (United Kingdom)**,(a)        1,679,126
                                                                   ------------

             RETAIL - MISCELLANEOUS/DIVERSIFIED (1.39%)
    90,730   Koninklijke Vendex KBB NV - (Netherlands)**              1,032,418
                                                                   ------------

             RUBBER - TIRES (1.63%)
    91,798   Continental AG - (Germany)**,(a)                         1,213,762
                                                                   ------------

     The preceding notes are an integral part of these financial statements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001


SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

             COMMON STOCK (CONTINUED)

             SEMICONDUCTOR EQUIPMENT (1.49%)
    64,693   ASML Holding NV*                                      $  1,103,016
                                                                   ------------

             STEEL - PRODUCERS (1.79%)
     8,588   Acerinox SA - (Spain)**                                    287,128
   106,579   SSAB Svenskt Stal AB - (Sweden)**,(a)                    1,041,437
                                                                   ------------
                                                                      1,328,565
                                                                   ------------

             TELECOMMUNICATIONS EQUIPMENT (4.55%)
   143,533   LGP Telecom Holdings Ltd. - (Sweden)**                   1,060,451
    70,908   Nokia Corp. - ADR                                        1,739,373
    22,328   Nokia OyJ - (Finland)**                                    575,734
                                                                   ------------
                                                                      3,375,558
                                                                   ------------

             TELEPHONE - INTEGRATED (2.81%)
   410,013   Koninklijke (Royal) KPN NV - (Netherlands)**             2,084,527
                                                                   ------------

             TOBACCO (0.93%)
    40,442   Altadis, SA - (Spain)**,(a)                                687,765
                                                                   ------------

             TRANSPORTATION - MARINE (0.41%)
    29,484   Frontline, Ltd. - (Norway)**                               305,711
                                                                   ------------

             TRANSPORTATION - RAIL (1.45%)
    53,600   Canadian Pacific Railway Ltd. - (Canada)*,**,(a)         1,077,869
                                                                   ------------

             TOTAL COMMON STOCK (COST $59,147,640)                   61,616,224
                                                                   ------------

             COMMON STOCK SOLD, NOT YET PURCHASED ((24.50)%)

             APPAREL MANUFACTURERS ((0.74)%)
    25,776   Hugo Boss AG - (Germany)*,**                              (549,432)
                                                                   ------------

             AUTO - CARS/LIGHT TRUCKS ((0.84)%)
    14,427   DaimlerChrysler AG - (Germany)*,**                        (621,078)
                                                                   ------------



     The preceding notes are an integral part of these financial statements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001


SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             ------------------------------------------------
             AUTOMOBILES - MEDIUM & HEAVY DUTY TRUCKS ((0.73)%)
    32,500   Volvo AB - (Sweden)*,**                               $   (545,297)
                                                                   ------------

             AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((1.72)%)
    11,502   Faurecia - (France)*,**                                   (604,226)
    10,579   Magna International, Inc. - Class A - (Canada)*,**        (670,027)
                                                                   ------------
                                                                    (1,274,253)
                                                                   ------------

             CHEMICALS - SPECIALTY ((0.51)%)
    46,945   Rhodia SA - (France)*,**                                  (375,353)
                                                                   ------------

             COMPUTER SERVICES ((0.74)%)
     8,434   Atos Origin SA - (France)*,**                             (552,319)
                                                                   ------------

             DISTRIBUTION/WHOLESALE ((0.66)%)
    12,153   Medion AG - (Germany)*,**                                 (491,154)
                                                                   ------------

             DIVERSIFIED OPERATIONS ((0.79)%)
     4,580   LVMH Moet Hennessy Louis Vuitton SA - (France)*,**        (186,361)
    16,146   Preussag AG - (Germany)*,**                               (396,778)
                                                                   ------------
                                                                       (583,139)
                                                                   ------------

             FOOD - DAIRY PRODUCTS ((1.04)%)
    33,093   Koninklijke Numico NV - (Netherlands)*,**                 (771,400)
                                                                   ------------

             FOOD - RETAIL ((1.86)%)
    14,893   Carrefour SA - (France)*,**                               (774,406)
   166,616   Tesco PLC - (United Kingdom)*,**                          (603,813)
                                                                   ------------
                                                                     (1,378,219)
                                                                   ------------

             HUMAN RESOURCES ((1.42)%)
    10,305   Adecco SA - (Switzerland)*,**                             (560,159)
    37,408   Randstad Holdings NV - (Netherlands)*,**                  (497,610)
                                                                   ------------
                                                                     (1,057,769)
                                                                   ------------


     The preceding notes are an integral part of these financial statements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001


SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             ------------------------------------------------
             INSTRUMENTS - SCIENTIFIC ((1.05)%)
    19,994   Card Guard Scientific Survival Ltd. -
               (Switzerland)*,**                                   $   (777,342)
                                                                   ------------

             MACHINE TOOLS & RELATED PRODUCTS ((0.79)%)
    27,578   Sandvik AB - (Sweden)*,**                                 (590,224)
                                                                   ------------

             MEDICAL - BIOMEDICAL/GENETICS ((0.72)%)
    28,522   QIAGEN NV - (Netherlands)*,**                             (533,302)
                                                                   ------------

             METAL PROCESSORS & FABRICATION ((0.61)%)
    22,900   SKF AB - (Sweden)*,**                                     (449,718)
                                                                   ------------

             MULTI-LINE INSURANCE ((0.94)%)
    96,352   Skandia Forsakrings AB - (Sweden)*,**                     (698,090)
                                                                   ------------

             PAPER & RELATED PRODUCTS ((0.76)%)
    17,060   UPM-Kymmene OyJ - (Finland)*,**                           (565,821)
                                                                   ------------

             POWER CONVERTERS/SUPPLY EQUIPMENT ((0.94)%)
    25,553   Vestas Wind Systems A/S - (Denmark)*,**                   (697,700)
                                                                   ------------

             PROPERTY/CASUALTY INSURANCE ((0.75)%)
    97,325   Yasuda Fire & Marine Insurance Co., Ltd. - (Japan)*,**    (556,949)
                                                                   ------------

             RETAIL - MAJOR DEPARTMENT STORE ((1.31)%)
   148,851   The Daimaru, Inc. - (Japan)*,**                           (598,539)
    71,509   Marks & Spencer PLC - (United Kingdom)*,**                (375,711)
                                                                   ------------
                                                                       (974,250)
                                                                   ------------

             SECURITY SERVICES ((0.81)%)
    31,766   Securitas AB - (Sweden)*,**                               (602,633)
                                                                   ------------

             TELECOMMUNICATIONS EQUIPMENT ((1.02)%)
    76,143   GN Store Nord A/S - (Denmark)*,**                         (455,924)
    57,536   Telefonaktiebolaget LM Ericsson - ADR*                    (300,338)
                                                                   ------------
                                                                       (756,262)
                                                                   ------------

     The preceding notes are an integral part of these financial statements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001


SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             ------------------------------------------------
             TELECOMMUNICATIONS SERVICES ((2.57)%)
    11,164   Kudelski SA - (Switzerland)*,**                           (652,240)
    23,145   Tele2 AB - B shares - (Sweden)*,**                        (834,039)
    46,946   Tiscali SpA - (Italy)*,**                                 (425,520)
                                                                   ------------
                                                                     (1,911,799)
                                                                   ------------

             TELEPHONE - INTEGRATED ((0.39)%)
    57,148   Koninklijke (Royal) KPN NV - (Netherlands)*,**            (290,543)
                                                                   ------------

             TRANSPORTATION-RAIL ((0.79)%)
   157,631   Odakyu Electric Railway Co., Ltd. - (Japan)*,**           (584,531)
                                                                   ------------

             TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
             (PROCEEDS $(17,336,708))                               (18,188,577)
                                                                   ------------
          TOTAL INVESTMENTS -  58.50% (Cost $41,810,932)             43,427,647
                                                                   ------------
          OTHER ASSETS IN EXCESS OF LIABILITIES - 41.50%             30,805,012
                                                                   ------------

          TOTAL NET ASSETS - 100.00%                               $ 74,232,659
                                                                   ------------



     *    Non-income producing security
     ** Foreign Security Market value quoted in U.S. dollars at prevailing exchange rates.
     (a) Partially or wholly held ($12,368,991, total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.



     The preceding notes are an integral part of these financial statements.
                                                                              20

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------


            EQUITY SWAPS
                                                   MARKET       NOTIONAL     UNREALIZED     UNREALIZED     % OF NET
COUNTRY     SECURITY NAME      MATURITY DATES     EXPOSURE      AMOUNTS        GAIN           LOSS         ASSETS
-------     -------------      --------------     --------      -------        ----           ----         ------

Taiwan      Aurora Corp.     December 20, 2002    $ 643,060    $ 663,922     $      -      $ (20,862)      -0.03%
Taiwan      Avision, Inc.    December 20, 2002      528,391      527,868          523              -        0.00%
Taiwan      Enlight Corp.    December 20, 2002      284,250      313,470            -        (29,220)      -0.04%
Taiwan      Enlight Corp.    December 31, 2002      284,249      284,755            -           (506)       0.00%
Taiwan      Enlight Corp.      January 7, 2003      265,887      263,234        2,653              -        0.00%
Taiwan      Mercuries Data   December 20, 2002      513,860      527,800            -        (13,940)      -0.02%
Taiwan      Yageo Corp.      December 31, 2002      369,414      345,439       23,975              -        0.03%
Taiwan      Yageo Corp.        January 3, 2003      199,085      186,678       12,407              -        0.02%
Taiwan      Yageo Corp.        January 7, 2003      264,710      257,676        7,034              -        0.01%
                                                                             ------------------------------------
            TOTAL EQUITY SWAPS (COST $0)                                     $ 46,592      $ (64,527)      -0.02%
                                                                             ========      =========       ======

     The preceding notes are an integral part of these financial statements.

                   UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                       SCHEDULE OF INVESTMENTS BY COUNTRY

--------------------------------------------------------------------------------

                                                               December 31, 2001

--------------------------------------------------------------------------------
                                                                   PERCENTAGE
COMMON STOCK                                      MARKET VALUE   OF NET ASSETS

United Kingdom                                    $ 13,230,532       17.82%
Switzerland                                          7,035,852        9.48%
Netherlands                                          5,742,893        7.74%
Canada                                               5,574,679        7.51%
Germany                                              5,519,836        7.44%
France                                               5,386,366        7.26%
Finland                                              3,713,285        5.00%
Sweden                                               3,019,582        4.06%
Japan                                                1,934,633        2.61%
Italy                                                1,740,793        2.34%
Norway                                               1,629,976        2.20%
Australia                                            1,456,930        1.96%
Portugal                                             1,024,583        1.38%
Spain                                                  974,893        1.31%
Ireland                                                965,447        1.30%
Denmark                                                891,208        1.20%
Greece                                                 867,583        1.17%
Belgium                                                595,751        0.80%
Russia                                                 311,402        0.42%
----------------------------------------------------------------------------

TOTAL COMMON STOCK                                  61,616,224       83.00%
----------------------------------------------------------------------------

EQUITY SWAPS

Taiwan                                                 (17,935)      -0.02%
----------------------------------------------------------------------------

COMMON STOCK SOLD, NOT YET PURCHASED

Sweden                                              (4,020,339)      -5.42%
France                                              (2,492,666)      -3.36%
Netherlands                                         (2,092,855)      -2.82%
Germany                                             (2,058,441)      -2.77%
Switzerland                                         (1,989,741)      -2.68%
Japan                                               (1,740,019)      -2.34%
Denmark                                             (1,153,624)      -1.55%
United Kingdom                                        (979,524)      -1.33%
Canada                                                (670,027)      -0.90%
Finland                                               (565,821)      -0.76%
Italy                                                 (425,520)      -0.57%
----------------------------------------------------------------------------

TOTAL COMMON STOCK SOLD, NOT YET PURCHASED         (18,188,577)     -24.50%
----------------------------------------------------------------------------

OTHER ASSETS IN EXCESS OF LIABILITIES               30,822,947       41.52%
----------------------------------------------------------------------------

TOTAL NET ASSETS                                  $ 74,232,659      100.00%
----------------------------------------------------------------------------


     The preceding notes are an integral part of these financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------ ----------------- --------------------------------- ------------ ------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                       COMPLEX         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN       HELD BY DIRECTOR
POSITION(S) WITH FUND           TIME SERVED(1)         DURING PAST 5 YEARS       BY DIRECTOR(2)   OUTSIDE FUND COMPANY
------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (59)                Term -       Dean and Professor of Mgmt of         58       Director of:
UBS PaineWebber, Inc.             Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------ ----------------- --------------------------------- ------------ ------------------------
George W. Gowen, (72)               Term -       Law partner for Dunnington,           58       None
UBS PaineWebber, Inc.             Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------ ----------------- --------------------------------- ------------ ------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               12       None
UBS PaineWebber, Inc.             Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (75)        Term -       Consultant to UBS PaineWebber         58       Director of Interstate
UBS PaineWebber, Inc.             Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas     Length-since     Director of PaineWebber Inc.,
New York, NY 10019                Inception      prior to November 2000
Director
------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Kevin Treacy, (41)             Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS PaineWebber, Inc.            Length-since    UBS PaineWebber Inc.,
1285 Avenue of the Americas     September 2001   Alternative Investment Group,
New York, NY 10019                               since September 2001
Principal Accounting Officer                     Prior to September 2001, CFO -
                                                 Redwolf Capital Management LLC,
                                                 Hedge Fund Manager
                                                 Prior to April 1999,Vice
                                                 President of Finance for John
                                                 W. Henry & Co., Commodity
                                                 Trading Adviser
------------------------------ ----------------- --------------------------------- ------------ ------------------------
Mark D. Goldstein, (37)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS PaineWebber, Inc.           Length-since     Counsel and First Vice
1285 Avenue of the Americas      October 2000    President of UBS PaineWebber
New York, NY 10019                               Inc., since May 1998
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
------------------------------ ----------------- --------------------------------- ------------ ------------------------

(1) For the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

(2) Of the 58 funds/portfolios in the complex, 46 are advised by an affiliate of UBS PaineWebber Inc., and 12 comprise UBS PaineWebber's Alternative Investment Group of Funds.